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                            MFS Investment Management
              500 Boylston Street, Boston, Massachusetts 02116-3741
                                 (617) 954-5000



                                        November 1, 2002

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R)Institutional Trust (the "Trust") (File Nos. 33-37615 and 811-6174) on Behalf of:

              MFS(R)Institutional Core Equity Fund
              MFS(R)Institutional Emerging Equities Fund
              MFS(R)Institutional High Yield Fund
              MFS(R)Institutional International Equity Fund
              MFS(R)Institutional International Research Equity Fund MFS(R)Institutional Large Cap Growth Fund
              MFS(R)Institutional Large Cap Value Fund
              MFS(R)Institutional Mid Cap Growth Fund
              MFS(R)Institutional Real Estate Investment Fund
              MFS(R)Institutional Research Fund

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 23 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 28, 2002.

     Please call the undersigned or Nicole Folven at (800) 343-2829 with any questions you may have.

                                        Very truly yours,


                                        HEATHER R. GIROLAMO
                                        Heather R. Girolamo
                                        Associate Counsel
HRG/bjn